Joint Ventures - Summarized Statement of Operations of Joint Ventures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Joint Ventures [Line Items]
Voyage expenses	$ (2,692,965)	$ (610,292)	$ (762,229)
General and administrative expenses	(19,259,585)	(12,899,599)	$ (10,099,716)
BH Cape Holdings
Joint Ventures [Line Items]
Voyage and time charter revenues	2,355,919	3,182,372
Charter-in expenses	(401,162)	(2,879,797)
Voyage expenses	(2,186,879)	(1,544,569)
General and administrative expenses	(124,874)	(193,605)
Loss on freight forward agreements	(12,271)	(278,409)
Other expenses, net	(85,175)	(4,792)
Loss for the year	$ (454,442)	$ (1,718,800)